Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A ordinary shares	Class B ordinary shares	Additional paid-in capital	Cumulative translation adjustments	Accumulated losses	Total
Balance at Dec. 31, 2020	$ 8	$ 6	$ 220,292	$ (429)	$ (163,483)	$ 56,394
Balance (in Shares) at Dec. 31, 2020	160,055,640	122,072,980
Foreign currency translation adjustment				(17)		(17)
Net income loss for the year					(46,041)	(46,041)
Share-based compensation			8,757			8,757
Shares issued upon exercise of employee share options			999			$ 999
Shares issued upon exercise of employee share options (in Shares)	1,919,760					1,919,760
Issuance of shares upon vesting of Restricted Shares
Issuance of shares upon vesting of Restricted Shares (in Shares)	3,000,000
Balance at Dec. 31, 2021	$ 8	$ 6	230,048	(446)	(209,524)	20,092
Balance (in Shares) at Dec. 31, 2021	164,975,400	122,072,980
Foreign currency translation adjustment				2,322		2,322
Net income loss for the year					(19,853)	(19,853)
Share-based compensation			3,098			3,098
Issuance of ordinary shares for convertible bond			225			225
Issuance of ordinary shares for convertible bond (in Shares)	1,000,000
Conversion of convertible bond to ordinary shares	$ 4		3,403			3,407
Conversion of convertible bond to ordinary shares (in Shares)	76,943,540
Issuance of shares upon vesting of Restricted Shares
Issuance of shares upon vesting of Restricted Shares (in Shares)	3,767,180
Balance at Dec. 31, 2022	$ 12	$ 6	236,774	1,876	(229,377)	9,291
Balance (in Shares) at Dec. 31, 2022	246,686,120	122,072,980
Foreign currency translation adjustment				587		587
Net income loss for the year					2,811	2,811
Share-based compensation			3,314			3,314
Shares issued upon exercise of employee share options			49			$ 49
Shares issued upon exercise of employee share options (in Shares)	97,200					97,200
Issuance of shares upon vesting of Restricted Shares	$ 1					$ 1
Issuance of shares upon vesting of Restricted Shares (in Shares)	5,629,400
Balance at Dec. 31, 2023	$ 13	$ 6	$ 240,137	$ 2,463	$ (226,566)	$ 16,053
Balance (in Shares) at Dec. 31, 2023	252,412,720	122,072,980